JPMorgan Realty Income ETF
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2022.

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.5%
Apartments — 22.5%
American Homes 4 Rent, Class A, REIT	567,000	18,750,690
Apartment Income REIT Corp., REIT	196,962	7,494,404
Equity LifeStyle Properties, Inc., REIT	258,245	17,152,633
Equity Residential, REIT	623,628	40,448,512
Independence Realty Trust, Inc., REIT	678,683	12,297,736
Invitation Homes, Inc., REIT	420,095	13,707,700
Lennar Corp., Class A, REIT	21,470	1,885,710
Sun Communities, Inc., REIT	228,807	33,611,748
UDR, Inc., REIT	1,036,898	43,000,160
		188,349,293
Diversified — 13.7%
American Tower Corp., REIT	45,537	10,075,061
Equinix, Inc., REIT	85,568	59,097,539
SBA Communications Corp., REIT	62,241	18,628,731
Weyerhaeuser Co., REIT	85,507	2,796,934
WP Carey, Inc., REIT	301,292	23,741,810
		114,340,075
Health Care — 12.5%
Healthcare Realty Trust, Inc., REIT	1,200,430	24,644,828
Medical Properties Trust, Inc., REIT	376,000	4,933,120
Ventas, Inc., REIT	965,154	44,908,616
Welltower, Inc., REIT	419,442	29,792,965
		104,279,529
Hotels — 2.8%
DiamondRock Hospitality Co., REIT	607,562	5,717,158
Host Hotels & Resorts, Inc., REIT	695,856	13,179,513
Sunstone Hotel Investors, Inc., REIT	404,092	4,440,971
		23,337,642
Industrial — 20.2%
First Industrial Realty Trust, Inc., REIT	270,800	13,688,940
Prologis, Inc., REIT	1,015,304	119,592,658
Rexford Industrial Realty, Inc., REIT	655,059	36,218,212
		169,499,810
Office — 4.5%
Alexandria Real Estate Equities, Inc., REIT	192,266	29,918,512
Kilroy Realty Corp., REIT	173,383	7,493,613
		37,412,125
Real Estate Management & Development — 0.2%
Cushman & Wakefield plc, REIT *	149,468	1,706,925
Regional Malls — 1.2%
Simon Property Group, Inc., REIT	81,687	9,756,695
Shopping Centers — 8.8%
Federal Realty Investment Trust, REIT	206,576	22,950,594

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Shopping Centers — continued
Kimco Realty Corp., REIT	1,223,906	28,051,925
Kite Realty Group Trust, REIT	992,432	22,627,450
		73,629,969
Single Tenant — 6.8%
Realty Income Corp., REIT	908,811	57,318,710
Storage — 5.3%
Public Storage, REIT	148,197	44,156,778
Total Common Stocks (Cost $717,379,306)		823,787,551
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 4.02% (a) (b) (Cost $14,419,097)	14,417,515	14,421,841
Total Investments — 100.2% (Cost $731,798,403)		838,209,392
Liabilities in Excess of Other Assets — (0.2)%		(1,508,368)
NET ASSETS — 100.0%		836,701,024

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$838,209,392	$—	$—	$838,209,392

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022**
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.02% (a) (b)	$28,286,016	$470,093,332	$483,953,483	$(7,157)	$3,133	$14,421,841	14,417,515	$1,589	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (a) (b)	—	203,409	203,409	—	—	—	—	—	—
Total	$28,286,016	$470,296,741	$484,156,892	$(7,157)	$3,133	$14,421,841		$1,589	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.
**
As of the close of business on May 20, 2022, JPMorgan Realty Income (the "Acquired fund"), a series of Undiscovered Managers Funds, reorganized ("the Reorganization") into a newly created exchange-traded fund, JPMorgan Realty Income ETF (the "Fund"). Following the
Reorganization, the Acquired Fund's performance and financial history were adopted by the Fund. The tables include transactions from the
Acquired Fund for the period March 1, 2021 through May 20, 2022.